                                                       Deutsche Asset Management

Short-Intermediate Income Fund, Inc.
Class A Shares

Supplement dated September 28, 2001 to the Fund's Class A Shares Prospectus dated May 1, 2001

Effective September 28, 2001, the section entitled `Average Annual Total Return' is replaced with the following:

Average Annual Total Return (for periods ended December 31, 2000)

                                            Lehman                                  Lehman
                                            Brothers                                Brothers
                                            Intermediate     Lehman 1-3 Year        Intermediate            Merrill Lynch
                                            Aggregate Bond   Government /           Government /            1-3 Year Treasury
                          Class A Shares(1) Index (2),(5)    Credit Index (3),(5)   Credit Index (3),(5)    Index (4),(5)
                          ------------------------------------------------------------------------------------------------------
Past One Year.......        8.04%           10.63%             8.08%                    10.12%                 7.99%
Past Five Years.....        5.30%            6.44%             5.98%                     6.11%                 5.92%
Since Inception.....        6.46%(6)         7.38%(7)          6.33%(7)                  7.22%(7)              6.29%(7)

----------
(1) These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges.
(2) The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds with an average maturity and duration in the intermediate range, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. This index represents a sector of the Lehman Brothers Aggregate Bond Index. On September 25, 2001, the Board of Directors approved the Lehman Brothers Intermediate Aggregate Bond Index as the Fund's primary benchmark. This change is intended to provide shareholders with better information to assess the performance of the Fund by utilizing a broader index that more closely corresponds to the Fund's investment strategy.
(3) The Lehman 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years. The Lehman Brothers Intermediate Government/Credit Index is an unmanaged index that is widely recognized as a general measure of the performance in the intermediate-term government and corporate bond sector.
(4) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that is widely recognized as a general measure of performance in the short-term Treasury sector.
(5) The indicies do not factor in the costs of buying, selling and holding securities - costs which are reflected in the Fund's results.
(6)  For the period from 5/13/91 through 12/31/00.
(7)  For the period from 5/31/91 through 12/31/00.


               Please Retain This Supplement for Future Reference.

SUPPBDSI 09/01

Short-Intermediate Income Fund, Inc.
CUSIPs:  82524T101

                                                       Deutsche Asset Management

Short-Intermediate Income Fund, Inc.
Institutional Class

Supplement dated September 28, 2001 to the Fund's Institutional Class Prospectus dated May 1, 2001

Effective September 28, 2001, the section entitled `Average Annual Total Return' is replaced with the following:

Average Annual Total Return (for periods ended December 31, 2000)

                                              Lehman                                  Lehman
                                              Brothers                                Brothers
                                              Intermediate     Lehman 1-3 Year        Intermediate            Merrill Lynch
                                              Aggregate Bond   Government /           Government /            1-3 Year Treasury
                     Institutional Shares(1)  Index (2),(5)    Credit Index (3),(5)   Credit Index (3),(5)    Index (4),(5)
                     -------------------------------------------------------------------------------------------------------
Past One Year.......       9.91%                10.63%                8.08%               10.12%                   7.99%
Past Five Years.....       5.88%                 6.44%                5.98%                6.11%                   5.92%
Since Inception.....       6.09%(6)              6.71%(7)             6.12%(7)             6.30%(7)                6.06%(7)

----------
1 These figures assume the reinvestment of dividends and capital gain distributions.
2 The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds with an average maturity and duration in the intermediate range, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. This index represents a sector of the Lehman Brothers Aggregate Bond Index. On September 25, 2001, the Board of Directors approved the Lehman Brothers Intermediate Aggregate Bond Index as the Fund's primary benchmark. This change is intended to provide shareholders with better information to assess the performance of the Fund by utilizing a broader index that more closely corresponds to the Fund's investment strategy.
3 The Lehman 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years. The Lehman Brothers Intermediate Government/Credit Index is an unmanaged index that is widely recognized as a general measure of the performance in the intermediate-term government and corporate bond sector.
4 The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that is widely recognized as a general measure of performance in the short-term Treasury sector.
5 The indicies do not factor in the costs of buying, selling and holding securities - costs which are reflected in the Fund's results.
6    For the period from 11/2/95 through 12/31/00.
7    For the period from 10/31/95 through 12/31/00.

               Please Retain This Supplement for Future Reference.

SUPPBDSHI 09/01
Short-Intermediate Income Fund, Inc.
CUSIPs:  82524T20